Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock subject to possible redemption outstanding	3,519,819	16,500,000	15,000,000
Redemption value (in Dollars per share)	$ 10.66	$ 10.2	$ 10.1
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	180,000,000	180,000,000	180,000,000
Common stock, shares issued	4,124,995
Common stock, shares outstanding	4,124,995
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	5	4,125,000	4,125,000
Common stock, shares outstanding	5	4,125,000	4,125,000